Goodwill - Disclosure of goodwill (Details) - Goodwill - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	£ 5,444	£ 6,096
Exchange adjustments	425	(652)
Goodwill, ending balance	£ 5,869	£ 5,444